SALARIES AND BENEFITS EXPENSE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
SALARIES AND BENEFITS EXPENSE
SALARIES AND BENEFITS EXPENSE
Severance Costs
Severance costs arise in the normal course of business and these charges amounted to $2 million in the six months ended June 30, 2013 (six months ended June 30, 2012: $2 million). Of these costs, $2 million was incurred in the three months ended June 30, 2013 (three months ended June 30, 2012: $2 million).

During the six months ended June 30, 2013, the Company incurred additional salaries and benefits costs of $29 million, of which $28 million related to severance costs, in relation to an Expense Reduction Initiative in the first quarter. These costs related to 207 positions that have been or are in the process of being eliminated.

3.	EMPLOYEES
The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2012	2011	2010
Global	4,304	4,042	3,931

North America	6,323	6,479	6,710
International	6,843	6,634	6,460
Total Retail	13,166	13,113	13,170
Total average number of employees for the year	17,470	17,155	17,101

Salaries and benefits expense comprises the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)	$2,258	$1,776	$1,618
Share-based compensation	32	41	47
Severance costs	6	89	15
Social security costs	133	130	119
Retirement benefits — defined benefit plan expense	2	11	35
Retirement benefits — defined contribution plan expense	44	40	34
Total salaries and benefits expense	$2,475	$2,087	$1,868

Severance Costs
Severance costs arise in the normal course of business and these charges amounted to $6 million in the year ended December 31, 2012 (2011: $nil; 2010: $15 million). During 2011, the Company incurred additional severance costs of $89 million relating to the Company's 2011 Operational Review. These costs relate to approximately 1,200 positions that were eliminated.
At December 31, 2012, the Company’s severance liability under the 2011 Operational Review was:

Severance
(millions)
Balance at January 1, 2011	$—
Severance costs accrued	89
Cash payments	(64)
Foreign exchange	(1)
Balance at December 31, 2011	$24
Cash payments	(20)
Balance at December 31, 2012	$4

Cash Retention Awards
For the past several years, certain cash retention awards under the Company's annual incentive programs included a feature which required the recipient to repay a proportionate amount of the annual award if the employee voluntarily left the Company before a specified date, which was generally three years following the award. As previously disclosed, the Company made the cash payment to the recipient in the year of grant and recognized the payment in expense ratably over the period it was subject to repayment, beginning in the quarter in which the award was made. The unamortized portion of cash retention awards was recorded within 'other current assets' and 'other non-current assets' in the consolidated balance sheet.

The following table sets out the amount of cash retention awards made and the related amortization of those awards for the years ended December 31, 2012, 2011 and 2010:

	Years ended December 31,
	2012	2011	2010
	(millions)
Cash retention awards made	$221	$210	$196
Amortization of cash retention awards included in salaries and benefits	216	185	119

In December 2012, the Company decided to eliminate the repayment requirement from the past annual cash retention awards and, as a result, recognized a one-time, non-cash, pre-tax charge of $200 million which represents the write-off of the unamortized balance of past awards.

There were however, a number of off-cycle awards with a fixed guarantee attached, for which the Company has not waived the repayment requirement. The unamortized portion of these awards amounted to $9 million at December 31, 2012.

In addition, the Company has replaced annual cash retention awards with annual cash bonuses which will not include a repayment requirement. The Company has accrued an additional $252 million for these 2012 cash bonuses to be paid in 2013.
Unamortized cash retention awards totaled $9 million as of December 31, 2012 (2011: $196 million; 2010: $173 million).